Trade accounts receivables - Main customers (Details)	Mar. 31, 2025	Dec. 31, 2024
Net Sales | Pulp
Disclosure of nature and extent of risks arising from financial instruments [line items]
Concentration Risk, Percentage	11.46%	10.00%